Document and Entity Information	Oct. 16, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000096223
Document Type	8-K
Document Period End Date	Oct. 16, 2023
Entity Registrant Name	JEFFERIES FINANCIAL GROUP INC.
Entity Incorporation State Country Code	NY
Entity File Number	001-05721
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	284-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	JEF
Security Exchange Name	NYSE
Four Point Eight Five Percentage Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.850% Senior Notes Due 2027
Trading Symbol	JEF 27A
Security Exchange Name	NYSE
M 5.875 Senior Notes Due 20282 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Senior Notes Due 2028
Trading Symbol	JEF 28
Security Exchange Name	NYSE
M 2.750 Senior Notes Due 20321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Senior Notes Due 2032
Trading Symbol	JEF 32A
Security Exchange Name	NYSE